Lease - Schedule of Lease Cost (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Cost [Abstract]
Operating lease right-of-use assets	$ 106,530	$ 205,532
Lease liability – current	60,066	152,134
Lease liability – noncurrent	51,213	55,582
Lease liability	$ 111,279	$ 207,716